Combined Prospectus - Combined Prospectus: 1	Nov. 10, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value
Amount of Securities Previously Registered | shares	2,030
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 7,094,606.40
Form Type	S-11
File Number	333-296944
Initial Effective Date	Jul. 02, 2026
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the Prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form S-11 (File No. 333-296944), originally filed with the Securities and Exchange Commission (the "SEC") on June 22, 2026, and subsequently declared effective by the SEC on July 2, 2026 (the "Prior Registration Statement"). The Prior Registration Statement related to an aggregate of 100,090,365 shares of Common Stock (or 92,676 shares of Common Stock taking into account the July 2026 Reverse Stock Split, the August 2026 Reverse Stock Split, the September 2026 Reverse Stock Split and the October 2026 Reverse Stock Split), of which 2,030 shares of Common Stock remain unissued (taking into account the July 2026 Reverse Stock Split, the August 2026 Reverse Stock Split, the September 2026 Reverse Stock Split and the October 2026 Reverse Stock Split). No registration fee is payable in connection with 2,030 shares of Common Stock because such securities are being transferred from the Prior Registration Statement pursuant to Rule 429(b) under the Securities Act. See "Explanatory Note" in this Registration Statement.